Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Financial Services Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
T. Rowe Price Financial Services Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. ROWE PRICE<br /><br />Financial Services Fund<br /><br /> Investor Class<br /><br /> I Class<br /><br /> SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital and a modest level of income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br /><br />Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br />(expenses that you pay each year as a<br />percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.40%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figures shown in the fee table do not match the "Ratios to average net assets" shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies in the financial services industry. In addition, the fund may invest in companies, such as providers of financial software, that derive substantial revenues (at least 50%) from conducting business in the financial services industry.

For purposes of selecting investments, the fund defines the financial services industry broadly. It includes (but is not limited to) the following:
  regional and money-center banks;
  insurance companies;
  home, auto, and other specialty finance companies;
  securities brokerage firms and electronic trading networks;
  investment management firms;
  publicly traded, government-sponsored financial enterprises;
  thrift and savings banks;
  financial conglomerates;
  foreign financial services companies;
  electronic transaction processors for financial services companies real estate companies; and
  securities exchanges.
Security selection is based on fundamental, bottom-up analysis that seeks to identify high quality companies with good appreciation prospects. The fund will have no restrictions on the market capitalization (stock price multiplied by shares outstanding) of its holdings. The adviser may use both growth and value approaches in selecting investments for the fund. In the growth area, the portfolio manager may seek companies with capable management, attractive business niches, sound financial and accounting practices, and/or a demonstrated ability to increase revenues, earnings, and cash flow consistently. In the value area, the portfolio manager may seek companies whose current stock prices appear undervalued in terms of earnings, projected cash flow, or asset value per share, that have appreciation potential temporarily unrecognized by the market, or that may be temporarily out of favor. The stocks of many companies held by the fund are expected to pay a dividend.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.

In pursuing its investment objective, the fund has the discretion to deviate from its normal investment criteria. These situations might arise when the adviser believes a security could increase in value for a variety of reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.

While most assets will typically be invested in U.S. common stocks, the fund may invest in convertible securities and foreign stocks in keeping with the fund’s objective.

		The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund normally invests at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of companies in the financial services industry. In addition, the fund may invest in companies, such as providers of financial software, that derive substantial revenues (at least 50%) from conducting business in the financial services industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Risks of U.S. stock investing Common stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S. financial markets decline, or because of factors that affect a particular company or industry.

Market capitalization risks Because the fund may invest in companies of any size, its share price could be more volatile than a fund that invests only in large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. Larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and they may be less capable of responding quickly to competitive challenges and industry changes.

Industry risks A fund that focuses its investments in specific industries or sectors is more susceptible to developments affecting those industries and sectors than a more broadly diversified fund would be. Because the fund invests significantly in financial services companies, the fund may perform poorly during a downturn in the financial services industry. Financial services companies can be adversely affected by, among other things, regulatory changes, the availability of capital and cost to borrow, the rate of debt defaults, interest rates, and price competition.

Convertible securities risks To the extent the fund invests in convertible securities, it is subject to market risk, credit and interest rate risk, and other risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to the fund’s investments.

		Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risks As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund.<br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund's Investor Class. Returns for other share classes vary since they have different expenses.<br/><br/>The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	FINANCIAL SERVICES FUND<br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	25.60%	Worst Quarter	9/30/11	-23.04%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns <br/><br/>Periods ended<br/>December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Financial Services Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%	[2]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.87%	[2]
1 year	rr_ExpenseExampleYear01	$ 89
3 years	rr_ExpenseExampleYear03	278
5 years	rr_ExpenseExampleYear05	482
10 years	rr_ExpenseExampleYear10	$ 1,073
2009	rr_AnnualReturn2009	28.44%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	(15.28%)
2012	rr_AnnualReturn2012	27.48%
2013	rr_AnnualReturn2013	38.93%
2014	rr_AnnualReturn2014	9.24%
2015	rr_AnnualReturn2015	(0.64%)
2016	rr_AnnualReturn2016	16.91%
2017	rr_AnnualReturn2017	19.09%
2018	rr_AnnualReturn2018	(10.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.04%)
1 Year	rr_AverageAnnualReturnYear01	(10.00%)
5 Years	rr_AverageAnnualReturnYear05	6.34%
10 Years	rr_AverageAnnualReturnYear10	11.46%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1996
T. Rowe Price Financial Services Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.64%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%	[2],[3]
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.72%	[2],[3]
1 year	rr_ExpenseExampleYear01	$ 74
3 years	rr_ExpenseExampleYear03	231
5 years	rr_ExpenseExampleYear05	404
10 years	rr_ExpenseExampleYear10	$ 905
1 Year	rr_AverageAnnualReturnYear01	(9.82%)
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	6.12%
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price Financial Services Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.50%)
5 Years	rr_AverageAnnualReturnYear05	5.23%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1996
T. Rowe Price Financial Services Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.50%)
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	9.50%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 1996
T. Rowe Price Financial Services Fund, Inc. | Russell 3000® Financial Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.35%)
5 Years	rr_AverageAnnualReturnYear05	8.29%
10 Years	rr_AverageAnnualReturnYear10	11.45%
Since inception	rr_AverageAnnualReturnSinceInception	6.77%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016
T. Rowe Price Financial Services Fund, Inc. | Lipper Financial Services Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.00%)
5 Years	rr_AverageAnnualReturnYear05	5.24%
10 Years	rr_AverageAnnualReturnYear10	9.83%
Since inception	rr_AverageAnnualReturnSinceInception	1.67%	[4]
Inception date	rr_AverageAnnualReturnInceptionDate	Nov. 29, 2016

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figures shown in the fee table do not match the “Ratios to average net assets” shown in the Financial Highlights table, as those figures do not include acquired fund fees and expenses.
[3]	T. Rowe Price Associates, Inc., has agreed (through April 30, 2021) to pay the operating expenses of the fund's I Class excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses ("I Class Operating Expenses"), to the extent the I Class Operating Expenses exceed 0.05% of the class' average daily net assets. The agreement may be terminated at any time beyond April 30, 2021, with approval by the fund's Board of Directors. Any expenses paid under this agreement (and a previous limitation of 0.05%) are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund's I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed the lesser of: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; or (2) the current expense limitation on I Class Operating Expenses.
[4]	Return since 11/29/16.